Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation expenses	$ 0	$ 12	$ 38
Write Off of Property and Equipment		$ 52